UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	2/28/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 28, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--3.3%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	5,383,450
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Corp.)	5.00	1/1/17	6,310,000	7,067,263
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	5,050,000	5,081,512
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/19	2,150,000	2,160,729
University of Alabama Board of
Trustees, General Revenue (The
University of Alabama)	5.00	7/1/24	6,025,000	7,058,589
Alaska--.5%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,274,348
Arizona--1.3%
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000	3,720,633
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	1,400,000	1,404,312
Salt River Project Agricultural
Improvement and Power

District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000		5,220,585
California--15.5%
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	a	1,288,216
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll Bridge
Revenue	5.00	4/1/27	1,750,000		1,984,202
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/22	3,500,000		4,231,500
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000		6,974,160
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		21,446,972
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,476,512
California,
GO (Various Purpose)	5.00	9/1/23	2,500,000		2,969,650
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,123,280
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	3,500,000		4,149,215
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,487,320
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,413,454
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,413,073
California State Public Works
Board, LR (Judicial Council of

California) (Various Judicial
Council Projects)	5.00	3/1/26	1,500,000		1,698,420
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		5,954,250
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	a	7,907,797
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	a	1,586,841
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International
Airport)	5.25	5/15/25	1,845,000		2,083,153
Los Angeles Harbor Department,
Revenue	5.00	8/1/19	1,425,000		1,686,046
Orange County Transportation
Authority, Senior Lien Toll
Road Revenue (91 Express Lanes)	5.00	8/15/28	2,500,000		2,794,525
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	a	3,522,859
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,646,200
San Diego Public Facilities
Financing Authority,
Subordinated Water Revenue
(Payable Solely from
Subordinated Installment
Payments Secured by Net System
Revenues of the Water Utility
Fund)	5.00	8/1/28	2,000,000		2,266,340
San Diego Public Facilities
Financing Authority, Water
Revenue	5.00	8/1/24	7,560,000		8,804,905
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,732,400
Southern California Public Power
Authority, Revenue (Windy

Point/Windy Flats Project)	5.00	7/1/23	1,850,000		2,146,703
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,350,000		1,321,110
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/22	2,000,000		2,255,320
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,870,475
University of California Regents,
General Revenue	5.00	5/15/24	5,000,000		5,997,500
Colorado--4.0%
City and County of Denver,
Airport System Subordinate
Revenue	5.50	11/15/26	15,640,000		17,690,404
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,271,883
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	a	2,657,850
Regional Transportation District
of Colorado, COP (Lease
Purchase Agreement)	5.00	6/1/25	5,000,000		5,621,150
Connecticut--1.3%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	1/1/30	7,130,000		8,043,923
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,136,950
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,133,830

District of Columbia--2.5%
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000	2,214,020
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000	2,896,350
District of Columbia Water and
Sewer Authority, Public
Utility Subordinate Lien
Revenue	5.00	10/1/27	5,980,000	6,887,106
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/25	3,000,000	3,384,720
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000	4,309,862
Florida--10.3%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	2,375,000	2,591,576
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000	1,321,614
Broward County,
Airport System Revenue	5.00	10/1/22	3,605,000	4,119,542
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000	4,973,510
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,471,060
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000	8,532,150
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines

Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,782,450
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		4,087,510
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,343,920
Florida,
Education System Revenue
(University of Florida
Housing) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	1,315,000		1,404,499
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,382,258
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000		2,488,895
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000		3,533,145
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	1,825,000	b	2,024,984
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000		7,323,000
Miami-Dade County,
Seaport Revenue	5.75	10/1/28	1,500,000		1,711,845
Miami-Dade County,
Subordinate Special Obligation
Revenue	5.00	10/1/26	1,000,000		1,102,830
Miami-Dade County,
Transit System Sales Surtax

Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,550,628
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000		5,734,050
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000		5,127,150
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,866,875
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/17	2,105,000		2,403,047
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	c	900,030
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000		643,875
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000		1,123,553
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000		2,967,474
Georgia--1.5%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000		3,691,200
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		4,822,200
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000		3,174,790
Hawaii--.9%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000		6,935,460

Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	1,450,000	1,682,058
Illinois--9.8%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.50	1/1/26	3,300,000	3,719,100
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/18	4,250,000	4,848,485
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/23	3,530,000	3,982,475
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,590,150
Chicago,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/20	1,450,000	1,592,839
Chicago,
GO (Project and Refunding
Series) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/26	1,720,000	1,753,334
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,262,824
Illinois,
GO	5.25	7/1/28	6,500,000	7,040,800
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/20	4,900,000	5,671,652
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,984,036
Illinois Finance Authority,
Revenue (Advocate Health Care

Network)	5.00	6/1/28	9,005,000	9,844,986
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,499,650
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.55	6/15/21	2,500,000	2,766,550
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	2,290,000	2,617,333
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.25	6/1/21	3,300,000	3,865,884
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	2,750,000	3,179,165
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	2,385,000	2,730,420
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.00	4/1/26	7,595,000	8,638,705
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/32	3,655,000	3,954,345
Indiana--2.1%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/30	1,400,000	1,473,346
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000	2,917,150
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	3,881,220

Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	8,961,953
Iowa--.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,329,640
Kansas--1.2%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	9,822,602
Kentucky--1.5%
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,242,560
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,987,375
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center,
Inc. Project)	6.25	3/1/23	2,195,000	2,522,209
Louisiana--2.5%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,226,940
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	17,500,000	18,053,875
Maryland--.4%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.38	6/1/25	1,500,000	1,579,140
Maryland Health and Higher

Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/24	1,155,000	1,337,698
Massachusetts--5.5%
Massachusetts,
Federal Highway Grant
Anticipation Notes
(Accelerated Bridge Program)	5.00	6/15/23	3,250,000	3,889,210
Massachusetts,
GO (Consolidated Loan)	5.00	4/1/24	7,500,000	8,885,550
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	2,058,048
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,769,555
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,134,050
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,376,099
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	7,245,044
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	2,939,325
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/24	5,000,000	5,931,550
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/28	5,000,000	5,758,200
Michigan--2.6%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,662,730

Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	5,000,000	5,002,400

Detroit,
Water Supply System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/18	1,750,000	1,759,712
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,481,740
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,401,620
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/15	1,040,000	1,108,640
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000	2,823,925
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,739,525
Minnesota--.7%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,501,850
Missouri--1.0%
Kansas City,
General Improvement Airport
Revenue	5.00	9/1/19	4,000,000	4,695,320
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,542,265

Nevada--2.1%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,717,120
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,510,439
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,465,300
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/25	2,100,000	2,427,999

New Hampshire--.6%
New Hampshire Business Finance
Authority, PCR (The United
Illuminating Company Project)
(Insured; AMBAC)	0.31	10/1/33	5,000,000	d	4,574,650
New Jersey--2.5%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000		3,066,720
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000		5,193,650
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corporation)	5.00	9/1/18	3,500,000		3,744,335
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	5.88	6/1/21	130,000		142,416
Rutgers, The State University,
GO	5.00	5/1/29	6,840,000		7,745,069
New Mexico--1.1%
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000		8,747,850
New York--3.9%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	2.52	9/1/15	3,000,000	d	3,017,130
New York City,
GO	5.00	8/1/20	2,655,000		3,171,663
New York City,
GO	5.00	8/1/28	5,000,000		5,568,100

New York City,
GO (Prerefunded)	5.00	4/1/15	5,000	e	5,264
New York City,
GO (Prerefunded)	5.00	4/1/15	10,000	e	10,528
New York City,
GO (Prerefunded)	5.00	8/1/16	50,000	e	55,626
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/22	4,385,000		4,940,974
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/20	3,035,000		3,337,043
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/28	4,400,000		5,015,824
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	500,000		532,710
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/21	2,500,000		2,945,200
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	810,000		753,057
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/19	1,500,000		1,772,355
North Carolina--1.6%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000		4,448,680
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Escrowed to Maturity)	5.00	1/1/21	1,200,000		1,429,008

North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,276,375
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project) (Insured;
AMBAC)	0.07	10/1/22	6,500,000	d	5,947,500
Ohio--.9%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,487,849
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000		4,060,225
Pennsylvania--3.9%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000		3,895,627
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	485,000		513,465
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000		7,678,491

Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,182,035
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000	7,569,655
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,570,160
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000	2,001,816
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	1,405,000	1,480,139
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,306,636
South Carolina--.7%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	5,842,500
Texas--4.6%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,769,573
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	3,975,240
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,112,268
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue	5.00	11/1/27	2,500,000	2,824,225
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000	3,256,756
Houston,

Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000	2,806,250
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/15	2,840,000	2,995,518
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	3,000,000	3,431,340
San Antonio,
Municipal Drainage Utility
System Revenue	5.00	2/1/28	5,000,000	5,758,450
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000	1,502,261

Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000	4,277,735
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,366,760
Virginia--.4%
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000	3,540,930
Washington--4.3%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000	5,512,750
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,495,500
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000	2,879,175
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000	2,757,754
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000	970,951
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/20	3,025,000	3,435,493
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,025,000	5,712,119
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	2,970,950
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	5,133,426
West Virginia--.2%
West Virginia University Board of
Governors, University
Improvement Revenue (West

Virginia University Projects)	5.00	10/1/22	1,475,000	1,726,561
U.S. Related--2.4%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,233,735
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,500,000	1,828,750
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,237,758
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	439,054
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000	2,830,470
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000	2,318,868
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000	1,636,500
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000	7,322,400
Total Long-Term Municipal Investments
(cost $749,444,742)				786,464,547
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.1%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)
(cost $1,000,000)	0.01	3/3/14	1,000,000 [f]	1,000,000
Total Investments (cost $750,444,742)			98.2%	787,464,547
Cash and Receivables (Net)			1.8%	14,415,463
Net Assets			100.0%	801,880,010

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, this security was valued at $2,024,984 or 0.3% of net assets.
c Non-income producing--security in default.
d Variable rate security--interest rate subject to periodic change.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Variable rate demand note - rate shown is the interest rate in effect at February 28, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2014, net unrealized appreciation on investments was $37,019,805 of which $45,257,193 related to appreciated investment securities and $8,237,388 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	786,564,517	900,030	787,464,547

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	April 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)